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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-CE-IGMUNI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–162.20%(a)

Alabama–1.60%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	$3,225	$3,457,910
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,500	2,731,425
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,440,236
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,852,136
				12,481,707

Alaska–0.76%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,755	5,324,554
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	585	587,662
				5,912,216

Arizona–3.82%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,932,326
Series 2008 B, Highway RB (c)	5.00%	07/01/26	3,835	4,384,517
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,093,931
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	750	794,085
Series 2010, RB	5.13%	05/15/40	1,500	1,589,055
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,830,913
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/16	1,035	1,135,457
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	970	908,628
Series 2009, Education RB	7.13%	01/01/45	925	870,925
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	510	527,105
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,336,227
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	3,400	3,451,340
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	3,145	3,582,344
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,225,099
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	1,000	1,126,460
				29,788,412

California–18.09%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,415,141
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	1,500	1,658,250
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	4,500	4,974,750
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	1,250	766,663
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	1,175	1,359,052
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,500	1,729,215
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,500	1,726,035
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	875	1,004,999
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,500	1,718,760
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,705,080

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	$1,000	$1,164,770
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/23	2,525	2,595,902
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/28	5,500	5,622,375
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)	5.00%	07/01/27	1,415	1,503,848
Series 2012, Water Furnishing RB (f)	5.00%	07/01/30	1,650	1,716,693
Series 2012, Water Furnishing RB (f)	5.00%	07/01/37	3,610	3,718,733
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	1,500	1,554,345
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,727,675
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,353,440
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,133,810
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,473,881
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,460,380
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,047,545
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,328,922
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,500	2,952,525
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,850	2,058,513
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	570	576,965
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,580	6,364,269
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,550	1,556,541
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (g)(h)	0.00%	01/01/23	10,750	8,871,115
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,059,600
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	5,045	4,607,044
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,940	4,109,784
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,400	1,574,202
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	1,000	1,110,730
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,184,100
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	1,899,121
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,122,686
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,234,900
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	5.50%	03/01/18	145	154,503
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,590,615
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,781,311
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,671,227
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,210	6,901,856
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	1,165	1,315,436
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/26	2,335	2,613,752
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,070	5,687,932
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,340	3,761,308
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	710	783,166
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,828,800
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,440	1,689,638
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,648,060
				141,169,963

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–3.51%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/38	$3,000	$3,304,140
Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	2,905,460
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (b)	5.25%	12/01/23	3,405	3,411,503
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,300	7,648,502
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	614,598
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	436,810
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,882,988
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,407,125
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,925,245
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	900	901,665
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,922	1,926,882
				27,364,918

Connecticut–0.72%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/24	3,580	3,592,100
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	1,800	2,050,290
				5,642,390

District of Columbia–3.42%

District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/18	2,000	2,004,480
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	2,246,369
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,086,759
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,246,135
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	6,000	6,719,700
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	1,150	1,277,857
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	2,350	2,573,932
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/44	3,080	3,438,604
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,940	3,072,418
				26,666,254

Florida–15.20%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,054,350
Series 2007, IDR	5.88%	11/15/36	1,000	989,820
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,156,480
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,056,373
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/38	2,380	2,632,232
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,861,518
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	1,340	1,437,967
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (e)	6.50%	05/15/20	1,335	1,343,170
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,450	1,650,665
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	355	380,759
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (c)	4.75%	06/01/35	15,000	15,670,050

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	$1,910	$2,153,945
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,935	2,178,965
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	2,100	2,349,375
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,769,525
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	2,475	2,792,344
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (f)	8.60%	11/01/18	50	50,289
Gainesville (City of); Series 1980, Utility System RB (h)	8.13%	10/01/14	70	71,718
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (i)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/39	2,145	283,934
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.38%	10/01/33	1,450	1,614,184
Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.50%	10/01/38	3,260	3,633,987
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,894,468
Hillsborough (County of); Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	03/01/15	750	753,023
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	09/01/15	750	753,000
Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(f)	4.50%	09/01/34	3,130	3,200,832
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	5,022,602
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,291,435
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (b)(f)	5.00%	10/01/38	3,200	3,239,200
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,506,870
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,083,888
Miami-Dade (County of); Series 2002 A, Aviation RB (INS-AGM) (b)(f)	5.00%	10/01/33	1,140	1,141,037
Series 2002 A, Aviation RB (INS-AGM) (b)(f)	5.13%	10/01/35	835	835,777
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/28	1,000	1,106,450
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,301,127
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,870	2,040,824
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (e)	7.00%	10/01/25	1,000	1,002,950
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	190	190,956
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	290	283,672
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,772,397
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,000	4,804,800
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,860	4,392,873
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	4,675	5,333,707
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	880	612,568
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	600	643,614
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,265	1,165,305
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Floating Rate Health Care RB (k)	1.34%	01/01/49	1,875	1,117,725
Series 2014 B, Ref. Health Care RB	2.50%	01/01/49	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	961,975
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,055,440
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,003,440
				118,643,620

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–2.42%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	$430	$521,117
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	790	957,401
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	366,312
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,042,400
Atlanta (City of); Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,251,524
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,427,220
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,236,668
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,662,950
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	2,100	2,407,083
Series 1998 Y, Power RB (d)(h)	6.50%	01/01/17	110	116,826
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/17	3,575	3,864,360
				18,853,861

Hawaii–0.92%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,627,852
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,245,220
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,302,243
				7,175,315

Idaho–0.76%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,142,410
Series 2008 A, RB	6.75%	11/01/37	1,500	1,692,720
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,090	1,118,220
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/41	1,675	1,967,405
				5,920,755

Illinois–18.06%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,942,718
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,151,645
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/32	2,770	3,061,903
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/41	1,275	1,341,899
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	4,400	4,684,504
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,228,525
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,700	5,961,174
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	5,775	6,137,901
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	5,900	6,270,756
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,860	1,874,452
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(k)	0.89%	06/02/18	1,000	971,430
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,760	6,294,874
Chicago (City of); Series 1993 B, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.13%	01/01/15	355	365,224
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,500	3,782,485
Series 2011, COP	7.13%	05/01/21	525	575,337
Series 2011, COP	7.13%	05/01/21	1,010	1,106,839
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,910	3,137,009
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,745	2,878,132
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,025	2,101,910
Illinois (State of) Finance Authority (Adventist Health System); Series 1997 A, RB (INS-NATL) (b)	5.50%	11/15/15	2,500	2,676,650
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,090,740
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,470	1,509,058

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	$800	$886,792
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,007,982
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	3,500	4,013,590
Series 2009 A, RB (c)	5.75%	08/15/30	2,000	2,307,580
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,789,305
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	1,957,500
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,114,624
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,025,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,459,605
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,922,415
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (h)	7.00%	02/15/18	1,180	1,345,743
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,535	2,545,520
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,455	2,651,204
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	3,565	3,901,928
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,119,156
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (f)	5.05%	08/01/29	1,330	1,373,730
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,626,471
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,875	4,255,990
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,525	2,767,728
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,150	1,242,207
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,300	1,383,070
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,150	1,211,088
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,300	1,402,661
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	1,800	1,933,200
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,431,373
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,410	1,418,263
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	735	750,751
				140,989,721

Indiana–4.39%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,782,112
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	3,948,172
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,494,954
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,653,225
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (f)	5.00%	07/01/40	3,960	4,130,201
Series 2013 A, Private Activity RB (f)	5.00%	07/01/35	500	525,695
Series 2013 A, Private Activity RB (f)	5.00%	07/01/48	590	609,558
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,568,539
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,680	3,746,277
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,500	1,689,690
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	3,300	3,761,208
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(g)	0.00%	01/15/19	1,280	1,188,122

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/34	$1,500	$1,672,485
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.75%	09/01/42	500	498,910
				34,269,148

Iowa–0.25%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	1,984,520

Kansas–0.75%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,800	4,292,860
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,400	1,584,492
				5,877,352

Kentucky–2.78%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,300	2,468,176
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,000	1,100,760
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,069,872
Series 2010 A, Hospital RB	6.50%	03/01/45	3,400	3,818,778
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,470	2,839,191
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,780	3,184,824
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,102,140
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,014,089
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,122,480
				21,720,310

Louisiana–2.09%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,482	548,636
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,792,225
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	3,100	3,687,636
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)	4.00%	06/01/22	1,000	1,083,260
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,927,713
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	885	959,429
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,680	1,805,311
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,415	1,513,611
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	885	977,934
				16,295,755

Maryland–0.75%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	974,880
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,014,599
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,666,913
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,203,051
				5,859,443

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–4.28%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	$1,455	$1,578,268
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,501,960
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,974,779
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	7,000	7,877,030
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	247	207,588
Series 2011 A-1, RB	6.25%	11/15/46	532	435,959
Series 2011 A-2, RB	5.50%	11/15/46	41	29,915
Series 2011 B, CAB RB (g)	0.00%	11/15/56	206	927
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	840,577
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,491,462
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	5,740	5,902,844
Massachusetts (State of) Water Resources Authority; Series 2009 B, RB	5.00%	08/01/22	1,800	2,116,458
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	3,000	3,414,420
				33,372,187

Michigan–1.79%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	3,925	4,281,743
Grand Rapids (City of) Downtown Development Authority; Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(g)	0.00%	06/01/15	3,500	3,359,090
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(g)	0.00%	06/01/16	2,765	2,543,137
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.50%	01/15/15	600	619,398
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,177,150
				13,980,518

Minnesota–1.00%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,246,760
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,207,327
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (b)	5.75%	11/15/26	50	50,081
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,276,780
				7,780,948

Missouri–2.02%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,726,945
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,587,700
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,249,963
Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,575,540
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	730	769,661
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,270,404
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	910,701

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	$1,250	$1,309,625
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	996,401
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,364,865
				15,761,805

Nebraska–0.78%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	1,500	1,585,005
Series 2012, Gas RB	5.00%	09/01/42	2,750	2,872,650
Series 2012, Gas RB	5.25%	09/01/37	1,500	1,600,170
				6,057,825

Nevada–2.08%

Clark (County of) (Southwest Gas Corp.); Series 2003 D, IDR (INS-NATL) (b)(f)	5.25%	03/01/38	1,000	1,009,450
Series 2004 A, IDR (INS-AMBAC) (b)(f)	5.25%	07/01/34	3,000	3,001,980
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	4,300	4,897,270
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	3,300	3,755,598
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,584,214
				16,248,512

New Hampshire–0.08%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(f)	6.30%	05/01/22	650	652,893

New Jersey–5.74%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,715,644
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.13%	01/01/34	1,250	1,341,138
Series 2013, Private Activity RB (f)	5.38%	01/01/43	1,000	1,072,230
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	25,000	28,995,500
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,400,870
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	3,175	3,466,878
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,195	1,196,326
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	2,305	2,060,255
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,800	1,557,702
				44,806,543

New Mexico–0.91%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,456,625
Jicarilla Apache Nation; Series 2003 A, RB (e)	5.50%	09/01/23	1,250	1,237,050
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,050	2,389,193
				7,082,868

New York–15.56%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,284,866
Series 2009, PILOT RB	6.38%	07/15/43	860	950,076
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,699,320
Series 2010 D, RB	5.25%	11/15/26	7,500	8,595,375

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(f)	5.75%	12/01/22	$3,000	$3,018,720
Series 1997 6, Special Obligation RB (INS-NATL) (b)(f)	5.75%	12/01/25	3,000	3,007,470
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,367,920
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	12,100	13,070,542
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	8,450	9,784,002
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	5,320	5,799,119
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (h)	5.40%	01/01/18	9,775	10,635,787
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	5,300	5,970,715
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	7,000	7,829,570
New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,800	2,021,976
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,225	8,124,946
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,390	3,892,737
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (d)(h)	5.00%	08/01/14	2,500	2,520,400
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	3,000	3,424,590
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,900	3,227,410
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,800	3,248,588
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	3,100	3,584,220
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	5,670	6,480,016
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,910	3,412,179
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (f)	5.35%	11/01/37	2,400	2,474,640
				121,425,184

North Carolina–1.05%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,164,906
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,058,956
				8,223,862

North Dakota–0.33%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,050,240
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,529,640
				2,579,880

Ohio–8.59%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,863,278
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/34	1,150	1,188,835
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	459,040
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,685	4,005,964
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,383,264
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,800	5,346,960
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,500	5,012,505
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	5,040,624
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,231,220
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,689,805

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (d)(h)	6.00%	11/15/14	$2,370	$2,432,331
Series 2009 A, RB (d)(h)	6.25%	11/15/14	1,465	1,505,200
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	981,490
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/27	4,000	4,473,920
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(f)	4.80%	09/01/36	8,000	8,133,520
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,837,629
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,621,687
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(h)	6.75%	01/15/15	3,000	3,124,110
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	221	222,355
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	3,610	3,885,226
Series 2010 C, Ref. PCR (d)	4.00%	06/03/19	2,650	2,650,000
				67,088,963

Pennsylvania–2.10%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,704,540
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,565,942
Series 2010 D, RB	5.00%	01/01/40	1,500	1,602,630
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,082,816
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,930,321
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	3,450	3,653,584
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/34	2,100	2,193,681
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,000	642,510
				16,376,024

Puerto Rico–0.79%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(h)	5.25%	07/01/14	50	50,211
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	760	679,577
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.50%	08/01/42	1,565	1,274,489
First Subseries 2010 C, RB	5.25%	08/01/41	5,230	4,160,779
				6,165,056

South Carolina–3.27%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (h)	5.25%	02/01/16	1,280	1,358,669
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)(h)	5.25%	12/01/15	3,375	3,631,399
Series 2005, Installment Purchase RB (c)(d)(h)	5.25%	12/01/15	10,125	10,894,196
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,130,720
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,801,872
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	535	439,544
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	229	9,162
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,356,782
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,500	4,914,675
				25,537,019

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–1.67%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	$4,345	$4,378,456
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,770,230
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,550	4,912,271
				13,060,957

Texas–20.16%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	2,375	2,478,312
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,875	2,139,187
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,200	2,533,146
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	390	391,502
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,618,920
Series 2012 G, Ref. RB	5.00%	11/01/35	3,525	3,787,753
Series 2013 A, Joint Improvement RB (f)	5.00%	11/01/30	1,700	1,859,222
Series 2014 A, Ref. RB (f)	5.25%	11/01/26	1,000	1,150,760
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	7,960	8,706,966
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,000	1,129,800
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,527,360
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,692,585
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,800	14,093,056
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,215	1,383,606
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,120	3,530,873
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(k)	0.81%	06/01/17	2,400	2,400,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,025	5,443,030
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,236,269
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,395	2,687,693
Series 2012 A, Ref. RB	5.00%	05/15/36	2,200	2,405,876
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,650	1,738,407
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,603,715
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,119,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,143,150
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,626,468
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,758,466
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,365	5,029,833
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,695	2,989,590
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,434,075
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,586,100
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,715,439
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,028,860
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	839,042
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,164,010
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	664,274
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,900	5,626,082

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	$8,700	$9,803,247
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,780	3,997,312
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (b)(g)	0.00%	08/15/29	5,000	2,027,350
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,629,160
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,970	7,398,084
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,631,355
Series 2012, Gas Supply RB	5.00%	12/15/28	1,410	1,521,728
Series 2012, Gas Supply RB	5.00%	12/15/29	1,325	1,419,062
Series 2012, Gas Supply RB	5.00%	12/15/31	4,860	5,140,130
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,350,660
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/38	1,500	1,864,755
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,339,630
				157,385,750

Utah–0.14%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,119,723

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,037,210

Virginia–1.24%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (h)	5.50%	06/01/26	385	397,871
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	3,650	3,894,951
Series 2012, Sr. Lien RB (f)	6.00%	01/01/37	1,000	1,107,830
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/34	3,220	3,322,396
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	959,243
				9,682,291

Washington–4.67%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/25	1,080	1,251,191
Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/26	1,175	1,352,355
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	1,000	1,024,450
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,884,753
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,640,236
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,668,180
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/32	2,000	2,274,900
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	13,370	14,750,051
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,495	3,699,737
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(h)	6.25%	05/15/21	1,525	1,984,193
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	2,325	2,416,186
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	2,250	2,497,567
				36,443,799

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–1.08%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	$250	$262,185
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,330,919
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,500	1,620,735
Series 2008, RB	6.25%	10/01/23	1,695	1,795,141
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,767,523
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,655,052
				8,431,555

Wisconsin–1.67%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (h)	5.50%	12/15/20	2,000	2,472,000
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	700	756,028
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	625	651,187
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,400	1,536,976
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,136,546
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(f)	5.30%	09/01/23	3,460	3,649,712
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,823,656
				13,026,105

Wyoming–0.52%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/35	2,000	2,049,160
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,030,320
				4,079,480
TOTAL INVESTMENTS(l)–162.20% (Cost $1,173,631,958)				1,266,022,617
FLOATING RATE NOTE OBLIGATIONS–(28.74)%
Notes with interest and fee rates ranging from 0.58% to 0.94% at 5/31/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(m)				(224,315,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(35.01)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.55%				12,112,557
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$780,520,174

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $9,261,455, which represented 1.19% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $1,161,212, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	6.3%
Assured Guaranty Municipal Corp.	6.2
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Trust’s investments with a value of $401,633,383 are held by Dealer Trusts and serve as collateral for the $224,315,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $43,277,024 and $36,207,837, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$100,558,514
Aggregate unrealized (depreciation) of investment securities	(9,935,484)
Net unrealized appreciation of investment securities	$90,623,030
Cost of investments for tax purposes is $1,175,399,587.

Invesco Trust for Investment Grade Municipals

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.